Share-based payments - Stock Option Transactions (Details)		4 Months Ended	8 Months Ended		12 Months Ended
	Dec. 02, 2016 CAD ($) shares	Mar. 31, 2017 CAD ($) shares	Dec. 02, 2016 CAD ($) shares	Dec. 01, 2016 CAD ($) shares	Mar. 31, 2018 CAD ($) shares
Weighted average exercise price
Options outstanding, beginning balance (CAD per share) | $	$ 1.88	$ 1.26	$ 1.22	$ 1.22	$ 1.63
Options granted to purchase shares (CAD per share) | $		8.94		3.55	30.09
Options canceled (CAD per share) | $		0.02		1.25	3.18
Options exercised (CAD per share) | $		1.64			0.62
Options outstanding, ending balance (CAD per share) | $	$ 1.26	$ 1.63	$ 1.26	$ 1.88	$ 4.71
Number of shares
Options outstanding, beginning balance (shares)	11,748,240	6,306,602	10,965,581	10,965,581	5,810,777
Options granted to purchase shares (shares)		186,515		1,204,437	352,893
Options cancelled (shares)		(593,457)		(421,778)	(521,511)
Effect of Recapitalization adjustments (shares)	(5,441,638)
Options exercised (shares)		(88,883)			(1,994,588)
Options outstanding, ending balance (shares)	6,306,602	5,810,777	6,306,602	11,748,240	3,647,571